Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of Property Plant and Equipment
		New	Machinery		Computers
	Land and	logistics	and	Motor	and	Office
	Building	Center (**)	equipment	Vehicles	equipment	Furniture	Total
Consolidated Cost:
Balance -January 1, 2023	(*) 59,024	(*) 7,885	11,105	11,270	7,806	2,126	99,216
Changes during 2023:
Additions	414	18,941	1,968	332	1,692	199	23,546
Dispositions	-	-	-	(540)	-	-	(540)

Balance – December 31, 2023	59,438	26,826	13,073	11,062	9,498	2,325	122,222
Changes during 2024:
Additions	341	43,332	2,562	1,028	1,213	270	48,746
Dispositions	-	-	(999)	(1,752)	-	-	(2,751)

Balance – December 31, 2024	59,779	70,158	14,636	10,338	10,711	2,595	168,217

Accumulated depreciation:
Balance – January 1, 2023	28,523	-	6,004	9,880	5,986	1,140	51,533
Changes during 2023:
Additions	2,336	-	476	915	778	41	4,546
Dispositions	-	-	-	(443)	-	-	(443)
Balance – December 31, 2023	30,859	-	6,480	10,352	6,764	1,181	55,636
Changes during 2024:
Additions	2,907	-	496	568	1,149	57	5,177
Dispositions	-	-	(999)	(1,465)	-	-	(2,464)
Balance – December 31, 2024	33,766	-	5,977	9,455	7,913	1,238	58,349

Net book value:
December 31, 2024	26,013	70,158	8,659	883	2,798	1,357	109,868
December 31, 2023	28,579	26,826	6,593	710	2,734	1,144	66,586

Net book value (US Dollars in thousands):
December 31, 2024	7,132	19,238	2,374	243	767	372	30,126
December 31, 2023	7,836	7,356	1,808	195	750	314	18,259

Property, plant and equipment under construction

(*) Reclassified
(**) Under construction